Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and the average of our other Named Executive Officers (“NEOs”) and certain financial metrics of the Company. The following table also provides information regarding company performance over the same periods as well as the relationship of “compensation actually paid” to our PEO and non-PEO NEOs to company performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2) (3)	Average Summary Compensation Table Total for non PEO NEOs ($) (4)	Average Compensation Actually Paid to non PEO NEOs ($) (5)	Total Shareholder Return ($) (6)	Net Income ($ in thousands) (7)
2024	1,133,016	1,286,838	508,816	564,750	210.71	(24,774)
2023	1,518,811	1,748,073	917,300	1,011,521	234.92	(38,371)
2022	1,372,710	1,453,333	767,356	732,197	33.50	(44,434)

(1) Reflects compensation (as reported in the Summary Compensation Table) for our PEO, Mr. Corey Fishman, in 2022, 2023 and 2024.

(2) Calculated in accordance with Item 402(v)(2) of Regulation S-K. The Compensation Actually Paid Schedule shown below sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our Chief Executive Officer.

Year	Summary Compensation Table Total for PEO ($) (1)	Deductions for Reported Grant Date Fair Value of Share Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option Awards (a)	Additions for Pay Versus Performance Equity Adjustments (b)	Compensation Actually Paid ($)
2024	1,133,016	—	—	153,822	1,286,838
2023	1,518,811	—	(220,000)	449,262	1,748,073
2022	1,372,710	—	—	80,623	1,453,333
a)
Reflects the amounts reported in the Share Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)
The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2024	173,392	(8,158)	(11,412)	153,822
2023	435,502	—	13,760	449,262
2022	—	—	80,623	80,623

(3) Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. RSUs are valued based on the closing share price on the applicable vesting date(s). Share options are valued using a Black-Scholes model as at the relevant measurement dates.

(4) Reflects compensation our non-PEO NEOs, Dr. Sailaja Puttagunta and Ms. Judith M. Matthews, in 2022, 2023 and 2024, including compensation paid to Dr. Puttagunta as a consultant following her resignation in May 2024. The dollar amounts reported in column (d) represent the average of the compensation reported for the non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.

(5) Average “compensation actually paid” for the non-PEO NEOs has been calculated in accordance with Item 402(v)(2) of Regulation S-K. The Compensation Actually Paid Schedule shown below sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at the average “compensation actually paid” to our non-PEO NEOs.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Share Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option Awards ($) (a)	Additions for Pay Versus Performance Equity Adjustments ($) (b)	Compensation Actually Paid ($)
2024	508,816	—	—	55,934	564,750
2023	917,300	—	(70,000)	164,221	1,011,521
2022	767,356	—	—	(35,159)	732,197
a)
Reflects the average amounts reported in the Share Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)
The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2024	63,051	(2,967)	(4,150)	55,934
2023	138,569	—	25,652	164,221
2022	—	—	- 35,159	(35,159)

(6) The cumulative total shareholder return amounts reported are calculated by dividing the difference between the Company’s share price at the end of the applicable measurement period and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The Company did not pay any dividends during the measurement periods.

(7) The dollar amounts are the Company’s net loss amounts reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote

(1) Reflects compensation (as reported in the Summary Compensation Table) for our PEO, Mr. Corey Fishman, in 2022, 2023 and 2024.

	(4) Reflects compensation our non-PEO NEOs, Dr. Sailaja Puttagunta and Ms. Judith M. Matthews, in 2022, 2023 and 2024, including compensation paid to Dr. Puttagunta as a consultant following her resignation in May 2024.
PEO Total Compensation Amount	$ 1,133,016,000	$ 1,518,811,000	$ 1,372,710,000
PEO Actually Paid Compensation Amount	$ 1,286,838,000	1,748,073,000	1,453,333,000
Adjustment To PEO Compensation, Footnote

(2) Calculated in accordance with Item 402(v)(2) of Regulation S-K. The Compensation Actually Paid Schedule shown below sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at the “compensation actually paid” to our Chief Executive Officer.

Year	Summary Compensation Table Total for PEO ($) (1)	Deductions for Reported Grant Date Fair Value of Share Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option Awards (a)	Additions for Pay Versus Performance Equity Adjustments (b)	Compensation Actually Paid ($)
2024	1,133,016	—	—	153,822	1,286,838
2023	1,518,811	—	(220,000)	449,262	1,748,073
2022	1,372,710	—	—	80,623	1,453,333
a)
Reflects the amounts reported in the Share Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)
The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2024	173,392	(8,158)	(11,412)	153,822
2023	435,502	—	13,760	449,262
2022	—	—	80,623	80,623

Non-PEO NEO Average Total Compensation Amount	$ 508,816,000	917,300,000	767,356,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 564,750,000	1,011,521,000	732,197,000
Adjustment to Non-PEO NEO Compensation Footnote

(5) Average “compensation actually paid” for the non-PEO NEOs has been calculated in accordance with Item 402(v)(2) of Regulation S-K. The Compensation Actually Paid Schedule shown below sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at the average “compensation actually paid” to our non-PEO NEOs.

Year	Summary Compensation Table Total ($)	Deductions for Reported Grant Date Fair Value of Share Awards ($) (a)	Deductions for Reported Grant Date Fair Value of Option Awards ($) (a)	Additions for Pay Versus Performance Equity Adjustments ($) (b)	Compensation Actually Paid ($)
2024	508,816	—	—	55,934	564,750
2023	917,300	—	(70,000)	164,221	1,011,521
2022	767,356	—	—	(35,159)	732,197
a)
Reflects the average amounts reported in the Share Awards and Option Awards columns of the Summary Compensation Table in the relevant years.
b)
The pay versus performance equity adjustments reflect the aggregated sum of the following values for the respective years:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Total Pay Versus Performance Equity Adjustments ($)
2024	63,051	(2,967)	(4,150)	55,934
2023	138,569	—	25,652	164,221
2022	—	—	- 35,159	(35,159)

Compensation Actually Paid vs. Total Shareholder Return

The following graph visually describes the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our other non-PEO NEOs, to the cumulative total shareholder return of the Company.

Compensation Actually Paid vs. Net Income	The following graph visually describes the relationship between “compensation actually paid” to our PEO and the average “compensation actually paid” to our other non-PEO NEOs, to net income (loss).
Total Shareholder Return Amount	$ 210,710	234,920	33,500
Net Income (Loss)	$ (24,774,000)	$ (38,371,000)	$ (44,434,000)
PEO Name	Mr. Corey Fishman	Mr. Corey Fishman	Mr. Corey Fishman
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 153,822,000	$ 449,262,000	$ 80,623,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,392,000	435,502,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,158,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,412,000)	13,760,000	80,623,000
PEO | Deductions for Reported Grant Date Fair Value of Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(220,000,000)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,934,000	164,221,000	(35,159,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,051,000	138,569,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,967,000)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,150,000)	25,652,000	$ 35,159,000
Non-PEO NEO | Deductions for Reported Grant Date Fair Value of Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (70,000,000)